Earnings/(Loss) Per Share - Schedule of Anti-Dilutive Excluded from Computation (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles with anti-dilutive effect	15,449,092	17,926,891	21,703,150
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles with anti-dilutive effect	6,762,559	3,171,936	1,333,434
Convertible Instruments
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles with anti-dilutive effect	8,686,533	14,754,955	20,369,716